CONTINGENCIES (Details)				6 Months Ended
	Apr. 09, 2021	Feb. 10, 2021 numberOfAffidavits	Apr. 25, 2020	Jun. 30, 2021 USD ($)
Reko Diq [Member]
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture				50.00%
Porgera
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture	49.00%		95.00%
Number of years of extension of the Porgera special mining lease			20 years
Percent of ownership by other parties in joint ventures	51.00%
Proportion of economic benefits received by other parties in joint venture	53.00%
Proportion of economic benefits received in joint venture	47.00%
Number of years before government option to acquire remaining equity stake in Porgera	10 years
Legal proceedings contingent liability [member] | Canadian Class Action [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				$ 0
Legal proceedings contingent liability [member] | Writ of Kalikasan [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				0
Contingent liabilities, number of additional judicial affidavits | numberOfAffidavits		1
Legal proceedings contingent liability [member] | Reko Diq Arbitration [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				0
Legal proceedings contingent liability [member] | Porgera Tax Audits [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				$ 0